Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Warrants Exercisable	94,553		13,219,597	13,219,597
Notes payable interest payments	$ 204,821	$ 215,199	$ 1,778,831	$ 1,055,255
Sale Leaseback Obligations
Related Party Transaction [Line Items]
Letter of credit			$ 3,000,000
Notes payable, interest rate			10.00%
Notes payable interest payments			$ 226,667	$ 250,000
Sale Leaseback Obligations | Letter of Credit
Related Party Transaction [Line Items]
Line of credit, amount drawn			$ 0
2015 Subordination Warrants | Common Stock
Related Party Transaction [Line Items]
Warrants Exercisable			37	2
Warrants exercisable increase percentage			0.50%
Description of warrant terms			The 2015 Subordination Warrants included an adjustment provision which provides that the number of common shares the 2015 Subordination Warrants are exercisable into will increase on December 31, 2016 to be 0.5% of the sum of the number of shares actually outstanding on December 31, 2016 plus the number of shares of common stock deemed to be outstanding pursuant to all outstanding options, warrants or convertible securities of the Company.